FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05296

                        The High Yield Income Fund, Inc.

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                       Date of fiscal year-end: August 31

                     Date of reporting period: June 30, 2008





Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05296
Reporting Period: 07/01/2007 - 06/30/2008
The High Yield Income Fund, Inc.









================ THE HIGH YIELD INCOME FUND - SUB-ADVISER: PIM =================


MIRANT CORP

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 7, 2008    Meeting Type: GENERAL
Record Date:  MAR 10, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     DIRECTOR(S)                               FOR       FOR        Management
2     RATIFICATION OF APPOINTMENT OF KPMG LLP   FOR       FOR        Management
      AS INDEPENDENT REGISTERED PUBLIC
      ACCOUNTANT FOR 2008
========== END NPX REPORT


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




The High Yield Income Fund, Inc.


By




/s/ Judy A. Rice*
      (Jonathan D. Shain)





Judy A. Rice, President

(q) Power of Attorney dated July 1, 2008. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 33 to the Registration Statement on Form N1-A for Jennison Natural Resources Fund, Inc. (File No. 33-15166) filed via EDGAR on July 31, 2008.


Date: August 18, 2008